Note 15 - Earnings (Losses) Per Share (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends, Preferred Stock, Total	$ 31,082	$ 31,269	$ 30,503